EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - Casino Project [Member]	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset, ownership percentage	100.00%
Net smelter returns royalty	2.75%